SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	1,600,575
Granted | shares	233,100
Exercised | shares	0
Forfeited | shares	(287,525)
Outstanding - end of the year | shares	1,546,150
Options exercisable at the end of the year | shares	839,013
Vested and expected to vest | shares	839,013
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 16.87
Granted | $ / shares	10.27
Exercised | $ / shares	0
Forfeited | $ / shares	21.74
Outstanding - end of the year | $ / shares	14.58
Options exercisable at the end of the year | $ / shares	16.94
Vested and expected to vest | $ / shares	$ 16.94
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 47
Outstanding - end of the year | $	0
Options exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 0